UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Special Opportunities Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		August 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for
		this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    135546

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE INC  COM STK             COMMON STOCK     037833100     8372    50000 SH       SH-OTH                    0    50000        0
D ARUBA NETWORK INC              COMMON STOCK     043176106    10460  2000000 SH       SH-OTH                    0  2000000        0
D ATMEL CORP  COM STK            COMMON STOCK     049513104     8700  2500000 SH       SH-OTH                    0  2500000        0
D FIRST SOLAR INC                COMMON STOCK     336433107     6821    25000 SH       SH-OTH                    0    25000        0
D GFI GROUP INC  COM STK         COMMON STOCK     361652209     6758   750000 SH       SH-OTH                    0   750000        0
D GIANT INTERCTIVE               ADRS STOCKS      374511103     3636   300000 SH       SH-OTH                    0   300000        0
D GOLDMAN SACHS GROUP INC MEDIUM COMMON STOCK     38141G104    30608   175000 SH       SH-OTH                    0   175000        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508    13161    25000 SH       SH-OTH                    0    25000        0
D INVENTIV HEALTH INC  COM STK   COMMON STOCK     46122E105     2779   100000 SH       SH-OTH                    0   100000        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104     4616    75000 SH       SH-OTH                    0    75000        0
D NETAPP INC C COM STK           COMMON STOCK     64110D104     3249   150000 SH       SH-OTH                    0   150000        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     3063   125000 SH       SH-OTH                    0   125000        0
D P.F. CHANG'S CHINA B ISTRO INC COMMON STOCK     69333Y108      914    40900 SH       SH-OTH                    0    40900        0
D PEOPLESUPPORT                  COMMON STOCK     712714302    18380  2162386 SH       SH-OTH                    0  2162386        0
D RIVERBED TECH INC              COMMON STOCK     768573107      686    50000 SH       SH-OTH                    0    50000        0
D SILICON IMAGE INC  COM STK     COMMON STOCK     82705T102     1088   150000 SH       SH-OTH                    0   150000        0
D SIRF TECHNOLOGY HOLD INGS INC  COMMON STOCK     82967H101     8640  2000000 SH       SH-OTH                    0  2000000        0
D WELLCARE HEALTH PLAN S INC COM COMMON STOCK     94946T106     3615   100000 SH       SH-OTH                    0   100000        0
S REPORT SUMMARY                 18 DATA RECORDS              135546